Related Party Balances and Transactions - Schedule of Amounts Due from Related Parties (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Amounts due from related parties	¥ 6,109	¥ 941
Due from L.P. by the Group
Related Party Transaction [Line Items]
Amounts due from related parties	¥ 6,109	¥ 941